Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

9. INCOME TAXES

Fly is a tax resident of Ireland and has wholly-owned subsidiaries in Ireland, France, Luxembourg, Australia and the Cayman Islands that are tax residents in those jurisdictions. In general, Irish resident companies pay corporation tax at the rate of 12.5% on trading income and 25.0% on non-trading income. In calculating net trading income, Fly and its Irish tax resident subsidiaries are entitled to a deduction for trading expenses and tax depreciation on their aircraft. In addition, repatriated earnings and any undistributed earnings from the Company’s Cayman and Australian subsidiaries will be taxed at the 25.0% and 12.5% tax rate, respectively. Fly’s French resident subsidiaries pay a corporation tax of 33.33%, Fly’s Luxembourg resident subsidiary pays a corporation tax of 28.8% and Fly’s Australian resident subsidiaries pay a corporation tax of 30.0% on their net trading income.

In connection with the taxable gain resulting from the sale of its investment in BBAM LP to Onex, Fly recorded a tax provision at the Irish capital gains tax rate of 33.0%. In 2012, a wholly-owned Irish subsidiary recorded a tax benefit for interest that had been accruing on an inter-company note and for which no tax benefit had been provided. The interest was paid in 2013 and this deduction could be utilized to offset the Irish taxes recognized on the gain from the sale of the Company’s 15.0% interest in BBAM LP.

The Company’s tax provision also included U.S. federal and state taxes on its share of BBAM LP’s taxable income sourced in the U.S. BBAM LP operates in jurisdictions in which it, rather than its partners, is responsible for the taxes levied. These taxes are included in BBAM LP’s results and are reflected in the Company’s equity earnings from BBAM LP.

Fly-BBAM was subject to Irish tax on dividends paid to it by BBAM LP at either 12.5% or 25.0% depending on the underlying source of income. Subject to limitations under current Irish law, U.S. taxes paid by the Company or taxes paid by BBAM LP’s subsidiaries may be credited against an Irish tax liability associated with its investment in BBAM LP.

Income tax expense by jurisdiction is shown below:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands)
Current tax expense:
Ireland	10,201	95	149
France	32	25	67
Luxembourg	26	—	—
United States	1,783	1,560	922

Current tax expense — total	12,042	1,680	1,138

Deferred tax expense (benefit):
Ireland	$(10,118)	$1,639	$9,138
France	(2)	6	5
Australia	2,101	731	—
United States	(161)	186	(74)

Deferred tax expense (benefit)— total	(8,180)	2,562	9,069

Total income tax expense	$3,862	$4,242	$10,207

The Company had no unrecognized tax benefits as of December 31, 2012 and 2011. The principal components of the Company’s net deferred tax asset were as follows:

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Deferred tax asset:
Net operating loss carry forwards	$165,397	$151,268
Deductible intra-group interest	8,663	—
Net unrealized losses on derivative instruments	6,928	13,298
Basis difference on acquisition of GAAM Australian assets	16,493	16,493
Other	61	—
Valuation allowance	(24,588)	(16,493)

Total deferred tax asset	172,954	164,566

Deferred tax liability:
Excess of tax depreciation over book depreciation	(137,509)	(127,660)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(4,324)	(6,826)
Security deposits and maintenance reserve liability	(551)	(1,451)
Lease premiums, net	(307)	(1,028)
Net earnings of non-European Union member subsidiaries	(20,813)	(22,110)
Other	—	(162)

Total deferred tax liability	(163,504)	(159,237)

Deferred tax asset, net	$9,450	$5,329

In 2011, the Company recorded a deferred tax asset in connection with the acquisition of GAAM’s Australian assets. The Company established a valuation allowance against the resulting deferred tax asset as it has determined that it is not more likely than not that sufficient capital gains will be generated to utilize the deferred tax asset.

During 2012, the Company recorded a valuation allowance against an Irish subsidiary’s net operating loss carryforward as it has determined that it is not more likely than not that sufficient future taxable income will be generated to utilize the deferred tax asset.

The Company records valuation allowances to reduce deferred tax assets to the extent it believes it is more likely than not that a portion of such assets will not be realized. In making such determinations, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and its ability to carry back losses to prior years. The Company is required to make assumptions and judgments about potential outcomes that may be outside its control. Critical factors include the projection, source, and character of future taxable income. Although realization is not assured, the Company believes it is more likely than not that deferred tax assets, net of valuation allowance, will be realized. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced or current tax planning strategies are not implemented.

The Company is allowed to carry forward its net operating losses for an indefinite period to be offset against income of the same trade under current tax rules in Ireland.

The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense (benefit):

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Percentage)
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Equity earnings from Fly-Z/C LP	(0.4%)	(0.7%)	—
Tax on investment in BBAM LP	1.3%	20.4%	0.9%
Tax impact on repurchased and resold Notes	(1.2%)	(3.0%)	2.0%
Share-based compensation	0.9%	11.2%	0.7%
Tax on gain on sale of investment in BBAM LP	9.1%	—	—
Deductible intra-group interest	(12.9%)	—	—
Foreign tax rate differentials	(2.4%)	(2.8%)	—
True-up of prior year tax provision	1.1%	—	—
Non-deductible transaction fees and expenses	—	40.7%	—
Other	(0.5%)	1.2%	0.1%

Income tax expense	7.5%	79.5%	16.2%

The Company is subject to taxation in Ireland, France, Australia, Luxembourg and the U.S. The Company is not under examination in any tax jurisdiction at the present time. The tax years from 2008 onwards are open for examination by the tax authorities.